INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2025	[1]	Jun. 30, 2024	Jun. 30, 2025	[1]	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Expected tax loss carryforwards							$ 25,216
Income tax expense continuing operations	$ 3		$ 2	$ 3		$ 7	$ 10	$ 32
Statutory income tax rate							23.00%	23.00%
Changes in valuation allowance							$ 1,392	$ 922
Israel [Member]
Income Taxes [Line Items]
Corporate tax rate							23.00%	23.00%
Statutory income tax rate							23.00%	23.00%
China [Member]
Income Taxes [Line Items]
Corporate tax rate							25.00%
Cayman Islands [Member]
Income Taxes [Line Items]
Statutory income tax rate							0.00%

[1]	Represents an amount less than $1